Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share
The Company’s quarterly dividends payments are as follows:

	2021		2022		2023
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.0875	$12,222	$0.1250	$17,216	$—	$—
Second quarter	0.0875	12,224	0.1250	16,523	—	—
Third quarter	0.0875	12,227	0.1250	16,526	—	—
Fourth quarter	0.1250	17,469	—	—	0.1250	16,708

		$54,142		$50,265		$16,708